Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2020
Other Receivables And Prepayments Net [Abstract]
Schedule of other receivables and prepayments
	2020	2019
Rental deposits	$-	$36,846
Prepaid expenses	74,500	29,939
Interest receivable	16,130	-
Advances to employees	83	78
	90,713	66,863
Less: reserves for doubtful accounts	(56,771)	(47,996)
Other receivables and prepayment, net	$33,942	$18,867